IMPAIRMENT OF ASSETS (Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Goodwill [Line Items]
Impairment Of Goodwill						$ 25,452	$ 51
Goodwill impairment						$ 25,452	$ 51
Impairment		$ 34,941	$ 15,652	$ 34,941	$ 15,652
Vessel [Member]
Goodwill [Line Items]
Description Of Valuation						The reporting unit's fair value was determined based on an income approach discounted cash flow model of $7.6 million (80% weighting) and a market approach guideline public company method of $7.0 million (20% weighting). After working capital adjustments, the resulting fair value was estimated at $7.0 million. The income approach used a discount rate of 17%, operating margins from 0% to 18%, working capital requirements of 15% revenue, and a terminal period growth rate of 3%. The revenue growth rates start at 14% in 2023 and taper down to 3% in the terminal period after 2030.
Impairment Of Goodwill	$ 16,000					$ 19,700
Goodwill description						As a sensitivity assessment to the recoverable amount calculations, increasing the discount rate by 3% in the income approach model would decrease the reporting unit fair value by $1.8 million. Reducing the market approach selected revenue multiple by 0.10 from 1.00 above down to 0.90 (approximately 10% change) would result in a decrease of the reporting unit fair value of approximately $0.7 million.
2021 Annual Impairment Test [Member]
Goodwill [Line Items]
Description Of Valuation							The discount rate used in the analysis was 20.5%, revenue growth reflecting the Company's budget estimates and annualizing 2021 results for 2022, revenue growth of approximately 55% through 2025, and tapering down to 3% terminal period growth. Operating margin ranged from -14% in 2022 and increasing to 6% in 2024 through the terminal period and working capital requirements at 25% of revenue and tapering down to 15% of revenue by 2024 through the terminal period.
Impairment Of Goodwill						$ 100
Description Of Revenue Growth						The recoverable amounts were determined based on an income approach, with discount rates ranging from 20.5% to 30%, operating margins from 6% to 45%, working capital requirements ranging from 15% to 30% of revenue, and terminal period growth rates of 3%. The revenue growth rates reflected the Company's expectations for developing these businesses with growth rates beyond the development stage period of 55% in 2024 and tapering down to 3% in the terminal period after 2025. The discount rates applied include reporting unit specific risk premiums ranging from 8% to 19%.
Total Carrying Value							$ 400
Other Long-lived Assets							$ 3,100
Two Thosands Twenty Two Impairment Test [Member]
Goodwill [Line Items]
Impairment Of Goodwill						$ 25,500
Annual Goodwill Impairment Test of JustCBD [Member]
Goodwill [Line Items]
Lease Liability						1,200
Estimated Recoverable Amount						29,000
Increase In The Carrying Value Of Assets						$ 5,400
Description Of Valuation						The reporting unit's fair value was determined based on an income approach discounted cash flow model of $28.0 million (80% weighting) and a market approach guideline public company method of $21.9 million (20% weighting). After working capital adjustments, the resulting fair value was estimated at $29.0 million. The income approach used a discount rate of 32%, operating margins from 5% to 28%, working capital requirements of 10% revenue, and a terminal period growth rate of 3%. The revenue growth rates start at 21% in 2023 and taper down to 3% in the terminal period after 2030.
Total Carrying Value						$ 34,400
Goodwill And Identified Intangible Assets						29,000
Other Long-lived Assets						$ 2,000
Goodwill description						As a sensitivity assessment to the recoverable amount calculations, increasing the discount rate in the income approach model by 3% from 32% above up to 35% (approximately 9% change) would result in a decrease of the reporting unit fair value and additional goodwill impairment of approximately $3.5 million. Reducing the market approach selected revenue multiple by 0.1 from 0.6 above down to 0.5 (approximately 17% change) would result in a decrease of the reporting unit fair value and additional goodwill impairment of approximately $3.7 million.
Annual Goodwill Impairment Test of Pharmaceuticals [Member]
Goodwill [Line Items]
Estimated Recoverable Amount						$ 2,000
Increase In The Carrying Value Of Assets						$ 400
Description Of Valuation						The reporting unit's fair value was determined based on an income approach discounted cash flow model, with the fair value estimated at $2.0 million. The income approach used a discount rate of 25%, operating margins from 8% to 16%, working capital requirements of 30% revenue, and a terminal period growth rate of 3%. The revenue growth rates start at 11% in 2023 and taper down to 3% in the terminal period after 2028.
Total Carrying Value						$ 2,400
Goodwill And Identified Intangible Assets						700
Other Long-lived Assets						$ 1,600
Goodwill description						As a sensitivity assessment to the recoverable amount calculations, increasing the discount rate in the model by 3% from 25% to 28% (approximately 12% change) would decrease the value of the reporting unit by $0.3 million.
Other Long-Lived Asset Impairment Tests [Member]
Goodwill [Line Items]
Impairment of property, plant and equipment						$ 100
Impairment of licenses						$ 100
Description Of Valuation						The discounted cash flow models assumed the spaces would be subleased within 2023 at 75% to 100% of the Company's cost of the leases, less upfront costs to obtain a sublease tenant. The cash flows were discounted at 8% to 9% which approximates the discount rate in the Company's right of use asset and lease liability calculations.
Impairment Of Goodwill						$ 600
FGH [Member] | Goodwill [Member]
Goodwill [Line Items]
Goodwill impairment				3,700
Fair value of reporting unit		2,300		$ 2,300
Income approach, operating margins, description				The income approach used a discount rate of 17%, operating margins of about 2%, working capital requirements of 6% revenue, and a terminal period growth rate of 2%. The revenue growth rates start at 5% in 2023 and trend down to 2% in 2028 and thereafter.
FGH [Member] | Commercial and Wholesale Segment [Member]
Goodwill [Line Items]
Impairment				$ 3,700
Vessel Asset Group [Member] | House of Brands Segment [Member]
Goodwill [Line Items]
Impairment				6,600
Just CBD [Member]
Goodwill [Line Items]
Impairment Of Goodwill						5,400
Just CBD [Member] | Goodwill [Member]
Goodwill [Line Items]
Goodwill impairment				19,600
Fair value of reporting unit		$ 7,800		$ 7,800
Income approach, operating margins, description				The income approach used a discount rate of 32%, operating margins from 3% to 9%, working capital requirements of 10% revenue, and a terminal period growth rate of 3%. The revenue growth rates start at 17% in 2023 and drop down to 3% in 2024 and thereafter.
Just CBD [Member] | House of Brands Segment [Member]
Goodwill [Line Items]
Impairment				$ 400
Pharmaceuticals [Member]
Goodwill [Line Items]
Impairment Of Goodwill						$ 400